Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]

Compensation expense of key management personnel

in € m.	2019	2018	2017
Short-term employee benefits	32	41	39
Post-employment benefits	6	10	10
Other long-term benefits	6	2	7
Termination benefits	34	32	3
Share-based payment	21	2	22
Total	99	87	81

Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans

in € m.	2019	2018
Loans outstanding, beginning of year	228	256
Movement in loans during the period[1]	(3)	(21)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	4	(7)
Loans outstanding, end of year[2]	228	228
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	7	3

[1]Net impact of loans issued and loans repayment during the year is shown as "Movement in loans during the period".

[2]Loans past due were € 0 million as of December 31, 2019 and € 0 million as of December 31, 2018. For the total loans the Group held collateral of € 5 million and € 14 million as of December 31, 2019 and December 31, 2018, respectively.

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits

in € m.	2019	2018
Deposits outstanding, beginning of year	68	67
Movement in deposits during the period[1]	(11)	2
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	1	(0)
Deposits outstanding, end of year	58	68

[1]Net impact of deposits received and deposits repaid during the year is shown as "Movement in deposits during the period".

Summary of Transactions with Related Party Pension Plans [text block table]

Transactions with related party pension plans

in € m.	2019	2018
Equity shares issued by the Group held in plan assets	1	1
Other assets	0	0
Fees paid from plan assets to asset managers of the Group	23	24
Market value of derivatives with a counterparty of the Group	(252)	(692)
Notional amount of derivatives with a counterparty of the Group	9,223	7,325